FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Change in Fair Value (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in fair value
Total Gain/(Loss)	$ (23,547)	$ (81,733)	$ 124,266
Equity Swaps
Change in fair value
Total Gain/(Loss)	(1,396)	(308)	210
Commodity Derivative Instruments
Change in fair value
Unrealized Gain (Loss) on Commodity Contracts	(22,151)	(81,425)	124,056
Commodity Derivative Instruments | Crude Oil
Change in fair value
Unrealized Gain (Loss) on Commodity Contracts	(25,701)	(70,481)	114,822
Commodity Derivative Instruments | Gas
Change in fair value
Unrealized Gain (Loss) on Commodity Contracts	$ 3,550	$ (10,944)	$ 9,234